Provisions for Other Liabilities and Charges - Summary of Provisions for Other Liabilities and Charges (Detail) £ in Millions	12 Months Ended
Dec. 31, 2022 GBP (£)
Disclosure of other provisions [line items]
Beginning balance	£ 47
Exchange differences	4
Provisions made during the year	87
Provisions reversed during the year	(7)
Provisions used during the year	(31)
Disposal of subsidiary	(1)
Ending balance	99
Property [member]
Disclosure of other provisions [line items]
Beginning balance	15
Exchange differences	0
Provisions made during the year	9
Provisions reversed during the year	(1)
Provisions used during the year	(1)
Disposal of subsidiary	0
Ending balance	22
Disposals and closures [member]
Disclosure of other provisions [line items]
Beginning balance	2
Exchange differences	0
Provisions made during the year	0
Provisions reversed during the year	0
Provisions used during the year	0
Disposal of subsidiary	0
Ending balance	2
Legal and other [member]
Disclosure of other provisions [line items]
Beginning balance	30
Exchange differences	4
Provisions made during the year	78
Provisions reversed during the year	(6)
Provisions used during the year	(30)
Disposal of subsidiary	(1)
Ending balance	£ 75